UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------
            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)
                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                              AIG Money Market Fund
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-845-3885

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                    DATE OF REPORTING PERIOD: APRIL 30, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                              AIG MONEY MARKET FUND

The AIG Money Market Fund (the "Fund") is a money market mutual fund that offers investors a convenient and economical way to invest in a professionally managed diversified portfolio of U.S. dollar denominated short-term high quality securities. The Fund's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income. It is also a fundamental policy of the Fund to maintain a stable share price of US$1.

There is no assurance that the Fund will achieve its investment objective or that it will be able to maintain a constant share price of US$1 on a continuous basis. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Fund is offered by prospectus through its distributor or sub-distributor.

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
Statement of Net Assets ..................................................  2
Statement of Operations ..................................................  4
Statements of Changes in Net Assets ......................................  5
Financial Highlights .....................................................  6
Notes to Financial Statements ............................................  7

STATEMENT OF NET ASSETS                                    AIG MONEY MARKET FUND
APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

AIG MONEY MARKET FUND
--------------------------------------------------------
  FACE
 AMOUNT                                           VALUE
  (000)                                           (000)
--------------------------------------------------------
COMMERCIAL PAPER (43.2%)
--------------------------------------------------------
BANK HOLDING COMPANIES (13.6%)
--------------------------------------------------------
          Citicorp
$ 50,000    1.252%, 05/22/03                  $   49,964
          San Paolo IMI US Financial Company
  45,000    1.340%, 05/01/03                      45,000
          State Street Corporation
  45,000    1.360%, 05/01/03                      45,000
--------------------------------------------------------
                                                 139,964
--------------------------------------------------------
CONGLOMERATES (3.4%)
--------------------------------------------------------
          General Electric Corporation
  35,000    1.242%, 05/14/03                      34,984
--------------------------------------------------------
                                                  34,984
--------------------------------------------------------
INSURANCE (4.8%)
--------------------------------------------------------
          Nordea North America, Inc.
  50,000    1.256%, 05/22/03                      49,963
--------------------------------------------------------
                                                  49,963
--------------------------------------------------------
NATIONAL COMMERCIAL BANKS (16.5%)
--------------------------------------------------------
          Abbey National PLC
  25,000    1.264%, 05/01/03                      25,000
          Bank One Corporation
  50,000    1.241%, 05/12/03                      49,981
          BNP Paribas Finance, Inc.
  45,000    1.350%, 05/01/03                      45,000
          UBS Finance Delaware LLC
  40,000    1.360%, 05/01/03                      40,000
          Westpac Capital Corporation
  10,500    1.235%, 07/10/03                      10,475
--------------------------------------------------------
                                                 170,456
--------------------------------------------------------

--------------------------------------------------------
  FACE
 AMOUNT                                           VALUE
  (000)                                           (000)
--------------------------------------------------------
   SECURITIES BROKERAGE/DEALERS (4.9%)
--------------------------------------------------------
          Morgan Stanley
$ 50,000    1.262%, 05/19/03                    $ 49,969
--------------------------------------------------------
                                                  49,969
--------------------------------------------------------
          TOTAL COMMERCIAL PAPER
            (Cost $445,336)                      445,336
--------------------------------------------------------
CERTIFICATES OF DEPOSIT (31.5%)
--------------------------------------------------------
BANKS (26.6%)
--------------------------------------------------------
          Bank of Scotland
  45,000    1.250%, 05/30/03                      45,000
          Bayerische Landesbank Girozentrale
  20,000    1.260%, 07/16/03                      20,002
          Dexia Banque Belgique
  45,000    1.250%, 05/27/03                      45,000
          Royal Bank of Scotland PLC
  50,000    1.260%, 05/19/03                      50,000
          Svenska Handelsbanken
  19,000    1.255%, 05/09/03                      19,000
  40,000    1.240%, 05/09/03                      40,000
          The Bank of Nova Scotia
  30,000    1.200%, 05/12/03                      30,000
          Toronto Dominion Bank
  25,000    1.260%, 06/04/03                      25,000
--------------------------------------------------------
                                                 274,002
--------------------------------------------------------
NATIONAL COMMERCIAL BANKS (4.9%)
--------------------------------------------------------
          Bank of America Corp.
  50,000    1.250%, 05/29/03                      50,000
--------------------------------------------------------
                                                  50,000
--------------------------------------------------------
          TOTAL CERTIFICATES OF DEPOSIT
            (Cost $324,002)                      324,002
--------------------------------------------------------
NOTES (2.4%)
--------------------------------------------------------
BANKS (2.4%)
--------------------------------------------------------
          Bayerische Landesbank Girozentrale
  25,000    1.470%, 09/25/03                      25,204
--------------------------------------------------------
                                                  25,204
--------------------------------------------------------
          TOTAL NOTES
            (Cost $25,204)                        25,204
--------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS (CONTINUED)                        AIG MONEY MARKET FUND
APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

AIG MONEY MARKET FUND
--------------------------------------------------------
  FACE
 AMOUNT                                           VALUE
  (000)                                           (000)
--------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATION (2.4%)
--------------------------------------------------------
          Federal National Mortgage Association
$ 25,000    1.197%, 08/20/03                  $   24,908
--------------------------------------------------------
          TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
            (Cost $24,908)                        24,908
--------------------------------------------------------
TIME DEPOSITS (8.6%)
--------------------------------------------------------
          Natexis Banques Populaires
  40,000    1.350%, 05/01/03                      40,000
          Societe Generale
  49,000    1.375%, 05/01/03                      49,000
--------------------------------------------------------
          TOTAL TIME DEPOSITS
            (Cost $89,000)                        89,000
--------------------------------------------------------
REPURCHASE AGREEMENTS (11.9%)
--------------------------------------------------------
          ABN AMRO
            1.29%, dated 04/30/03, matures
            05/01/03, repurchase price $75,002,651
            (collateralized by U.S. Government
            Obligations, total market
75,000      value $76,500,288)                    75,000
          Deutsche Bank
            1.29%, dated 04/30/03, matures
            05/01/03, repurchase price $47,281,671
            (collateralized by U.S. Government
            Obligations, total market
47,280      value $48,225,662)                    47,280
--------------------------------------------------------
          TOTAL REPURCHASE AGREEMENTS
            (Cost $122,280)                      122,280
--------------------------------------------------------
          TOTAL INVESTMENTS (100.0%)
            (Cost $1,030,730)                  1,030,730
--------------------------------------------------------

--------------------------------------------------------

                                                  VALUE
                                                  (000)
--------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.0%)
--------------------------------------------------------
          Investment Advisory Fees Payable       $  (147)
          Administrative Fees Payable                (51)
          Distribution Fees Payable                  (41)
          Other Assets and Liabilities, Net          397
--------------------------------------------------------
          TOTAL OTHER ASSETS &
            LIABILITIES                              158
--------------------------------------------------------
NET ASSETS:
--------------------------------------------------------
          Portfolio Shares of Class A (unlimited
            authorization -- no par value)
            based on 887,478,539 outstanding
            shares of beneficial interest        887,443
          Portfolio Shares of Class B (unlimited
            authorization -- no par value)
            based on 143,403,945 outstanding
            shares of beneficial interest        143,425
          Distributions in excess of net
            investment income                         (1)
          Accumulated net realized gain
            on investments                            21
--------------------------------------------------------
          TOTAL NET ASSETS (100.0%)           $1,030,888
--------------------------------------------------------
NET ASSET VALUE, Offering and Redemption
   Price Per Share -- Class A                      $1.00
NET ASSET VALUE, Offering and Redemption
   Price Per Share -- Class B                      $1.00
--------------------------------------------------------

LLC -- Limited Liability Company
PLC -- Public Limited Company

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (000)                              AIG MONEY MARKET FUND
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

AIG MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT INCOME:
   Interest Income                                                 $7,927
                                                                   ------
   Total Investment Income                                          7,927
                                                                   ------

EXPENSES:
   Investment Advisory Fees                                         1,471
   Administrative Fees                                                309
   Distribution Fees (1)                                              243
   Transfer Agent Fees                                                 41
   Custody Fees                                                        42
   Professional Fees                                                   14
   Registration and Filing Fees                                         9
   Printing Fees                                                        8
   Trustees' Fees                                                       3
   Other Fees                                                          28
                                                                   ------
   Total Expenses                                                   2,168
                                                                   ------
   Less: Investment Advisory Fees Waived                             (588)
         Administrative Fees Waived                                   (35)
                                                                   ------
   Net Expenses                                                     1,545
                                                                   ------
   Net Investment Income                                            6,382
                                                                   ------
   Net Realized Gain on Investments                                    13
                                                                   ------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $6,395
                                                                   ======
(1) Distribution fees are incurred by Class B shares only.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)                  AIG MONEY MARKET FUND
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
AND THE YEAR ENDED OCTOBER 31, 2002
--------------------------------------------------------------------------------

                                                     11/1/02 TO     11/1/01 TO
AIG MONEY MARKET FUND                                 4/30/03        10/31/02
--------------------------------------------------------------------------------

OPERATIONS:
   Net Investment Income                           $       6,382  $      23,354
   Net Realized Gain on Investments                           13              8
                                                   -------------  -------------
     Increase in Net Assets Resulting
       from Operations                                     6,395         23,362
                                                   -------------  -------------
DISTRIBUTIONS:
   Net Investment Income
     Class A                                              (5,848)       (21,162)
     Class B                                                (537)        (2,187)
                                                   -------------  -------------
   Total Distributions                                    (6,385)       (23,349)
                                                   -------------  -------------
CAPITAL SHARE TRANSACTIONS (AT $1.00 PER SHARE):
   Class A
     Issued                                          101,022,861    111,901,663
     In Lieu of Cash Distributions                         5,826         23,432
     Redeemed                                       (100,942,148)  (112,492,118)
                                                   -------------  -------------
       Net Class A Share Transactions                     86,539       (567,023)
                                                   -------------  -------------
   Class B
     Issued                                               36,976        386,333
     In Lieu of Cash Distributions                           537          2,456
     Redeemed                                            (40,163)      (396,567)
                                                   -------------  -------------
       Net Class B Share Transactions                     (2,650)        (7,778)
                                                   -------------  -------------
Net Increase (Decrease) in Net Assets from
  Capital Share Transactions                              83,889       (574,801)
                                                   -------------  -------------
Total Increase (Decrease) in Net Assets                   83,899       (574,788)
NET ASSETS:
   Beginning of Period                                   946,989      1,521,777
                                                   -------------  -------------
   End of Period                                   $   1,030,888  $     946,989
                                                   =============  =============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                                       AIG MONEY MARKET FUND
FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
AND THE YEARS ENDED OCTOBER 31,
--------------------------------------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                                          RATIO
                                                                                                                         OF NET
                                                                                                 RATIO        RATIO    INVESTMENT
                   NET                                NET               NET                     OF NET     OF EXPENSES   INCOME
                  ASSET              DISTRIBUTIONS   ASSET            ASSETS       RATIO      INVESTMENT   TO AVERAGE  TO AVERAGE
                  VALUE        NET     FROM NET      VALUE              END     OF EXPENSES     INCOME     NET ASSETS  NET ASSETS
                BEGINNING  INVESTMENT INVESTMENT      END     TOTAL  OF PERIOD   TO AVERAGE   TO AVERAGE   (EXCLUDING  (EXCLUDING
                OF PERIOD    INCOME     INCOME    OF PERIOD  RETURN+   (000)     NET ASSETS   NET ASSETS    WAIVERS)     WAIVERS)
                ---------  ---------- ----------- ---------  ------- ---------  -----------   -----------   ---------- ----------
---------------------
AIG MONEY MARKET FUND
---------------------
   CLASS A
     2003*         $1.00     $0.01      $(0.01)      $1.00    0.56%  $  887,462     0.22%        1.12%         0.32%       1.02%
     2002           1.00      0.02       (0.02)       1.00    1.71      800,913     0.22         1.72          0.32        1.62
     2001           1.00      0.05       (0.05)       1.00    4.70    1,367,925     0.22         4.38          0.32        4.28
     2000           1.00      0.06       (0.06)       1.00    6.11      441,711     0.25         5.92          0.35        5.82
     1999           1.00      0.05       (0.05)       1.00    4.94      548,019     0.26         4.83          0.36        4.73
     1998           1.00      0.05       (0.05)       1.00    5.49      251,090     0.26         5.37          0.36        5.27
   CLASS B
     2003*         $1.00     $0.00**    $(0.00)**    $1.00    0.38%  $  143,426     0.57%        0.77%         0.67%       0.67%
     2002           1.00      0.01       (0.01)       1.00    1.36      146,076     0.57         1.35          0.67        1.25
     2001           1.00      0.04       (0.04)       1.00    4.34      153,852     0.57         4.18          0.67        4.08
     2000           1.00      0.06       (0.06)       1.00    5.74       89,397     0.60         5.53          0.70        5.43
     1999           1.00      0.05       (0.05)       1.00    4.58      103,570     0.61         4.46          0.71        4.36
     1998           1.00      0.05       (0.05)       1.00    5.12      155,078     0.62         5.00          0.72        4.90

* For the six months ended April 30, 2003. All ratios for the period have been annualized.
** Amount is less than $0.01 per share.
 + Returns are for the period indicated and have not been annualized. Total return would have been lower had certain fees not been waived by the Adviser and Administrator during the periods indicated.
Note (unaudited): The 7-day current and effective annualized yields as of April 30, 2003 are: Class A shares 1.05% and 1.05%, respectively and Class B shares 0.70% and 0.70%, respectively. Most current yield information may be obtained by calling 1-800-845-3885 or 1-800-249-7445. The performance in the above table does not reflect the deduction of taxes on fund distributions that the shareholder may be required to pay based on his/her tax bracket.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION:
     The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 44 funds. The financial statements herein are those of one such fund, the AIG Money Market Fund (the "Fund"), which offers two classes of shares: Class A and Class B. The financial statements of the remaining funds are presented separately. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

     The AIG Money Market Fund is a money market fund, offered by prospectus through its distributor or sub-distributor. The prospectus should be read carefully prior to making an investment.

     The AIG Money Market Fund seeks to preserve the value of the shareholders' investment at $1.00 per share, although there is no assurance that this will be so on a continuing basis and it is possible to lose money. Money market fund shares are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Past performance does not guarantee future results and the yield will fluctuate.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of the significant accounting policies followed by the Fund.

         USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

         SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value in agreement with Rule 2a-7 of the Investment Company Act of 1940. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

         SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

         REPURCHASE AGREEMENTS -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                  AIG MONEY MARKET FUND
APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

         EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative net asset value. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and realized gains and losses of the Fund are allocated to the respective classes on the basis of the relative net asset value each day.

         DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually.

3.   TRANSACTIONS WITH AFFILIATES:

     Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

     The Trust has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust. For the six months ended April 30, 2003, the Fund paid the Distributor $39,448 through a reduction in the yield earned on those repurchase agreements.

4. ADMINISTRATION, SHAREHOLDER SERVICING, TRANSFER AGENCY AND DISTRIBUTION
AGREEMENTS:

     The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.06% of the Fund's average daily net assets up to $500 million; 0.05% of the average daily net assets from $500 million up to and including $1 billion; and 0.04% of the average daily net assets in excess of $1 billion. There is a minimum annual fee of $95,000 per portfolio plus $15,000 for each additional class.

     The Trust and the Administrator entered into an agreement dated May 19, 2000 whereby the Administrator agreed to pay the Fund's transfer agency expenses up to a maximum of $70,000 annually to the extent aggregate annual average net assets of Class A and Class B Shares remain greater than $450 million. A waiver of the Administration fee on a dollar for dollar basis will offset transfer agency expenses billed to the Fund. In accordance with this agreement, the Administrator waived $34,392 of Administration fees for the six months ended April 30, 2003.

     The Trust and the Distributor entered into a Distribution Agreement dated November 14, 1991 as Amended and Restated August 8, 1994. The Distributor receives no fees for its distribution services under this agreement.

     AIG Equity Sales Corp. serves as the Sub-Distributor and Shareholder Servicing Agent to the Fund. The Fund has adopted a Distribution Plan ("the Plan") relating to the Class B shares pursuant to the Investment Company Act of 1940, Rule 12b-1. The Plan provides for payment of fees to the Distributor at an annual rate of 0.35% of the average daily net assets of the Class B shares. Such fees are then paid to the Sub-Distributor for services provided.

     DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)                  AIG MONEY MARKET FUND
APRIL 30, 2003 (UNAUDITED)
--------------------------------------------------------------------------------

5.   INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

     The Trust and AIG Capital Management Corp. (the "Advisor") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Advisor receives an annual fee equal to 0.25% of the Fund's average daily net assets. The Advisor has voluntarily agreed to waive and reduce its fee by 0.10% of the Fund's average daily net assets, and to waive additional fees and/or reimburse certain expenses of the Fund in order to limit operating expenses to not more than 0.40% of the average daily net assets of Class A and not more than 0.75% of the average daily net assets of Class B. Fee waivers are voluntary and may be terminated at any time upon sixty days' written notice to the Fund.

     Wachovia Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6.   FEDERAL TAX INFORMATION:

     It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required in the financial statements.

     The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments in the timing of the recognition of gains or losses on investments. Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital.

7.   CONCENTRATION OF CREDIT RISK:

     The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio which currently has a concentration of assets in the banking industry. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in the banking industry. The summary of credit quality rating for securities held by the Fund at April 30, 2003 is as follows:

                           S & P                   MOODY'S
                      ---------------          --------------
                      A1 +      61.8%          P1      100.0%
                      A1        38.2           NR         --
                               ------                  ------
                               100.0%                  100.0%
                               ======                  ======

                                      NOTES

                                      NOTES

    INVESTMENT ADVISOR:
    AIG CAPITAL MANAGEMENT CORP.
    70 PINE STREET
    NEW YORK, NY 10270

    DISTRIBUTOR:
    SEI INVESTMENTS DISTRIBUTION CO.
    ONE FREEDOM VALLEY DRIVE
    OAKS, PA 19456

    SUB-DISTRIBUTOR:
    AIG EQUITY SALES CORP.
    70 PINE STREET
    NEW YORK, NY 10270

    ADMINISTRATOR:
    SEI INVESTMENTS GLOBAL FUNDS SERVICES
    ONE FREEDOM VALLEY DRIVE
    OAKS, PA 19456

    LEGAL COUNSEL:
    MORGAN, LEWIS & BOCKIUS LLP
    1111 PENNSYLVANIA AVE., N.W.
    WASHINGTON, D.C. 20004

    INDEPENDENT AUDITORS:
    KPMG LLP
    1601 MARKET STREET
    PHILADELPHIA, PA 19103

    For information call: 1-800-845-3885


    This information must be preceded or accompanied by a current prospectus.

    AIG-SA-006-0900

                                       AIG
                                MONEY MARKET FUND

                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2003

                                 [LOGO OMITTED]
                                      AIG

                                   ADVISED BY
                          AIG CAPITAL MANAGEMENT CORP.

ITEM 2.    CODE OF ETHICS.

Not applicable at this time.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEMS 4-6.  (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEMS 8.  (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) Not applicable at this time.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation.

ITEMS 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           The Advisors' Inner Circle Fund


By (Signature and Title)*              \s\ James R. Foggo
                                       --------------------------
                                       James R. Foggo, President

Date 7/1/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*              \s\ James R. Foggo
                                       --------------------------
                                       James R. Foggo, President

Date 7/1/03


By (Signature and Title)*              \s\ Jennifer E. Spratley
                                       -----------------------------------------
                                       Jennifer E. Spratley, Controller and CFO

Date 7/1/03
* Print the name and title of each signing officer under his or her signature.